Properties	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Properties	Properties
The following table provides the breakdown of Properties as at December 31, 2022 and 2021:

	December 31, 2022				December 31, 2021
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Properties including finance leases
Track and roadway (1) (2)	2%	$44,037	$9,977	$34,060	$41,262	$9,148	$32,114
Rolling stock	4%	8,233	3,295	4,938	7,767	3,062	4,705
Buildings	3%	2,202	750	1,452	2,043	695	1,348
Information technology (3)	10%	2,670	1,156	1,514	2,412	959	1,453
Other	6%	2,921	1,348	1,573	2,787	1,229	1,558
Total properties including finance leases (4)		$60,063	$16,526	$43,537	$56,271	$15,093	$41,178

Finance leases included in properties
Track and roadway (5)	$405	$100	$305	$406	$94	$312
Rolling stock	12	1	11	11	1	10
Buildings	27	11	16	27	10	17
Other	101	31	70	94	25	69
Total finance leases included in properties	$545	$143	$402	$538	$130	$408
(1)    As at December 31, 2022, includes land of $2,483 million (2021 - $2,308 million).
(2) In 2021, the Company made an adjustment of $33 million for assets held for sale. See Note 6 – Assets held for sale for additional information.
(3)    In 2022, the Company capitalized costs for internally developed software and related licenses of $213 million (2021 - $191 million).
(4)    In 2022, property additions, net of finance leases, were $2,750 million (2021 - $2,891 million), of which $1,490 million (2021 - $1,580 million) related to track and railway infrastructure maintenance, including the replacement of rail, ties, bridge improvements, and other general track maintenance.
(5)    As at December 31, 2022, includes right-of-way access of $106 million (2021 - $106 million).

Government assistance
By analogy to the grant model of accounting within International Accounting Standards (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance, the Company records government assistance from various levels of Canadian and U.S. governments and government agencies when the conditions of their receipt are complied with and there is reasonable assurance that the assistance will be received.
The Company receives government assistance typically in the form of cash primarily for the purpose of track infrastructure assets and public safety improvements to track and roadway properties. The government assistance related to properties has conditions of how the assistance is to be spent; such as the Company purchasing or self-constructing assets to improve CN assets and under limited transactions would require the Company to reimburse the assistance if certain conditions are not adhered to. The period for which the assistance is received coincides with the timing to complete the purchase or self-construction.
The Company accounts for government assistance received or receivable related to CN's property assets as a reduction from the cost of the assets in the Consolidated Balance Sheets within Properties and depreciated over the same service life of the related assets in Depreciation and amortization in the Consolidated Statements of Income.
For the year ended December 31, 2022, the Company received $70 million of government assistance towards the purchase and self-construction of properties.
As at December 31, 2022 and 2021, the total Properties balance of $43,537 million and $41,178 million, respectively, is net of $1,721 million and $1,689 million of unamortized government assistance, respectively, primarily related to the enhancement of CN's track and roadway infrastructure. For the year ended December 31, 2022, Depreciation and amortization expense on the Consolidated Statements of Income is presented net of amortization of government assistance of $63 million.